INCOME TAXES - Current and deferred portion of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INCOME TAXES
Current tax	¥ 1,355,651		¥ 1,179,089	¥ 375,066
Deferred tax	(769,615)		(713,106)	91,294
Income tax expense	¥ 586,036	$ 89,814	¥ 465,983	¥ 466,360